Principal changes in the scope of consolidation in 2022 - Additional Information (Details) € / shares in Units, € in Millions, $ in Millions							8 Months Ended	11 Months Ended	12 Months Ended
		Jun. 17, 2022 EUR (€)	May 10, 2022 EUR (€) € / shares shares	May 03, 2022	Mar. 17, 2022 EUR (€)	Oct. 01, 2021 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)		Feb. 08, 2022 EUR (€)	Feb. 08, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Net cash flow on acquisition	[1]								€ 992	€ 5,594	€ 5,336	[2]
Net sales									42,997	37,761	36,041	[3]
Exceptional supplementary dividends recognised as distributions to owners of parent	[4]								793
Investments accounted for using the equity method							€ 677	€ 677	677	250	201	[5]
Other gains, (losses) and litigation									(370)	(5)	136	[3]
Tax expense (income)									(2,006)	(1,558)	(1,807)	[3]
Disposal of consolidated undertakings and investments accounted for using the equity method, net of tax	[6]								134	42	€ 0	[2]
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of detailed information about business combination [line items]
Other provisions			€ 14
Regulatory compliance costs
Disclosure of detailed information about business combination [line items]
Other provisions			€ 15
Attributable to equity holders of Sanofi
Disclosure of detailed information about business combination [line items]
Exceptional supplementary dividends recognised as distributions to owners of parent	[4]								€ 793
EUROAPI
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate (in percent)							30.10%		30.10%
Ownership interest in subsidiary, minimum holding period			2 years
Investments accounted for using the equity method							€ 413	413	€ 413
EUROAPI
Disclosure of detailed information about business combination [line items]
Exceptional supplementary dividend proposed, percentage of share capital					58000000.00%
Exceptional supplementary dividend, percentage of share capital			58.00%	58.00%
Number of shares received (in shares) | shares			1
Special Distribution, Number Of Shares Converted | shares			23
Special distribution, percentage of share capital distributed			57.88%
Net sales										€ 486
Decrease through loss of control of subsidiary, net assets			€ 1,227
Decrease through loss of control of subsidiary, intangible assets and goodwill			€ 164
Weighted average share price (in EUR per share) | € / shares			€ 14.58
Net foreign exchange loss			€ 35
Other gains, (losses) and litigation			3
Tax expense (income)			111
Disposal of consolidated undertakings and investments accounted for using the equity method, net of tax			€ 101						101
EUROAPI | Manufacture and supply collaboration agreement
Disclosure of detailed information about business combination [line items]
Collaboration agreement, period after loss of control						5 years
Collaboration agreement, annual net sales target						€ 300
Collaboration agreement, commitment amount							€ 1,100	1,100	€ 1,100
EUROAPI | EPIC BPIFrance
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests divested		12000000.00%			12000000.00%
Consideration transferred, maximum amount		€ 150			€ 150
Consideration transferred, valuation period					30 days
Amunix Pharmaceuticals, Inc
Disclosure of detailed information about business combination [line items]
Cash transferred													€ 970
Commitments related to milestone payments, business combinations | $														$ 225
Contingent consideration recognised as of acquisition date													156
Goodwill													€ 609
Profit (loss) of acquiree since acquisition date								56
Net cash flow on acquisition								€ 852

[1]	(f) This line item includes payments made in respect of contingent consideration identified and recognized as a liability in business combinations. For 2022, it includes the net cash outflow on the acquisition of Amunix (see Note D.1.). For 2021, it includes the net cash outflows on the acquisitions of Kymab, Kiadis, Tidal, Translate Bio, Kadmon and Origimm (see Note D.2.1.). For 2020, it includes the net cash outflows on the acquisitions of Synthorx and Principia (see Note D.2.2.).
[2]	(j) Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.
[3]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.
[4]	This amount includes the valuation of the shares distributed as a dividend in kind, at a price of €14.58 per share, as of May 10, 2022 (see note D.1.).
[5]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.
[6]	(h) For 2022, this line item includes the net cash inflows (before taxes) of €101 million on the divestment of EUROAPI (see Note D.1).